Risk Management Policy (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Abstract]
Comparative Structure of Financial Debt According to Fixed and /or Protected Interest Rate on Gross Debt

	For the years ended December 31,
	2023	2022
	%	%
Fixed interest rate	88%	84%